Capital Stock (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Shares issued for services	5,000,000	15,000,000
Shares issued for services - value	$ 100,000	$ 750,000
Shares retired		13,000,000